Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

7. Intangible assets

Intangible assets, net consists of the following:

				Weighted Average
	As of			Remaining
	December 31,	As of December 31,		Amortization
	2019	2020	2020	Period in Years
	RMB	RMB	US$
Licenses (1)	26,600,000	26,600,000	4,076,628	NA
Software and others	11,324,077	15,438,530	2,366,058	7.8
Accumulated amortization	(2,797,373)	(4,598,123)	(704,693)
Intangible assets, net	35,126,704	37,440,407	5,737,993
(1)	During 2018, the Group acquired an insurance broker license at a cost of RMB26,000,000. During 2019, the Group further acquired an insurance sale on line license at a cost of RMB 600,000.

Amortization expenses were RMB389,829,  RMB834,884 and RMB1,800,749 (US$275,977) for the years ended December 31, 2018, 2019 and 2020 respectively. The Group expects to record amortization expenses of RMB1,330,892 (US$203,968),  RMB1,219,236 (US$186,856), RMB1,200,468 (US$183,980) and RMB1,200,468 (US$183,980) and RMB1,197,535 (US$183,530) for the years ending December 31, 2021, 2022 ,2023 ,2024 and 2025 respectively.